Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Category of carrying values and fair values
Total carrying value				$ 19,113	$ 17,807	$ 16,808
Fair value				19,588	19,280	$ 18,174
Interest rate on borrowings						5.90%
Interest rate swaps
Category of carrying values and fair values
Total carrying value				19,113	17,807	$ 16,808
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				325	347	350
Loss on fair value of bonds due to decrease credit risk	$ 8
Gain on fair value of bonds due to increase credit risk	$ 34
Amortised cost
Category of carrying values and fair values
Total carrying value				15,947	13,958	12,804
Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value				346	900	1,368
Instruments designated in cash flow hedge
Category of carrying values and fair values
Total carrying value				2,495	2,602	2,286
Investments in foreign operations
Category of carrying values and fair values
Fair value				1,106	1,206	1,400
Investments in foreign operations | Amortised cost
Category of carrying values and fair values
Total carrying value				954	1,054	1,208
Overdrafts
Category of carrying values and fair values
Total carrying value				160	152	94
Fair value				160	152	94
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value				160	152	94
Finance leases | Due within one year
Category of carrying values and fair values
Total carrying value					5	87
Fair value					5	87
Finance leases | Due after more than one year
Category of carrying values and fair values
Total carrying value						6
Fair value						6
Finance leases | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value					5	87
Finance leases | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value						6
Loans | Due within one year
Category of carrying values and fair values
Total carrying value				1,594	2,090	2,126
Fair value				1,587	2,092	2,161
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value				17,359	15,560	14,495
Fair value				17,841	17,031	15,826
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				287
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value				325	347	350
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value				1,594	1,494	1,356
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value				14,193	12,307	11,261
Loans | Instruments in a fair value hedge relationship | Due within one year
Category of carrying values and fair values
Total carrying value					596	770
Loans | Instruments in a fair value hedge relationship | Due after more than one year
Category of carrying values and fair values
Total carrying value				346	304	598
Loans | Instruments designated in cash flow hedge | Due after more than one year
Category of carrying values and fair values
Total carrying value				$ 2,495	$ 2,602	$ 2,286
0.875% Non-callable bond
Category of carrying values and fair values
Borrowings covered by hedges | €		€ 450
Borrowings | €		€ 750
Interest rate on borrowings		0.875%	0.875%	0.875%	0.875%	0.875%
Loss on fair value hedge adjustment				$ 19
0.875% Non-callable bond | Instruments in a fair value hedge relationship
Category of carrying values and fair values
Borrowings covered by hedges | €		€ 300
0.875% Non-callable bond | Instruments designated in cash flow hedge
Category of carrying values and fair values
Borrowings covered by hedges | €		450
1.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings					1.75%	1.75%
0.25% Callable bond
Category of carrying values and fair values
Borrowings | €		€ 500
Interest rate on borrowings		0.25%	0.25%	0.25%	0.25%	0.25%
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings		7.00%	7.00%	7.00%	7.00%	7.00%
0.75% Callable bond
Category of carrying values and fair values
Borrowings | €		€ 900
Interest rate on borrowings		0.75%	0.75%	0.75%	0.75%	0.75%
1.25% Callable bond
Category of carrying values and fair values
Borrowings | €		€ 800
Interest rate on borrowings		1.25%	1.25%	1.25%	1.25%	1.25%
1.95% Callable bond
Category of carrying values and fair values
Borrowings covered by hedges				$ 750
Borrowings				$ 1,000
Interest rate on borrowings		1.95%	1.95%	1.95%	1.95%	1.95%
5.75% Non-callable bond
Category of carrying values and fair values
Borrowings covered by hedges | £			£ 350
Borrowings | £			£ 350
Interest rate on borrowings		5.75%	5.75%	5.75%	5.75%	5.75%